CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Non-controlling interests	Common shares Common Share Capital	Common shares Contributed Surplus	Common shares Retained Earnings	Common shares Ownership Changes1	Common shares Revaluation Surplus	Common shares Currency Translation	Common shares Other Reserves2	Common shares Common equity	Common shares Common equity Asset management	Preferred shares Preferred equity
Beginning balance (Previously stated) at Dec. 31, 2023	$ 168,242	$ 122,465	$ 10,879	$ 112	$ 18,006	$ 4,510	$ 8,958	$ (2,477)	$ 1,686	$ 41,674		$ 4,103
Changes in period:
Net income attributable to shareholders	145				145					145
Non-controlling interests	89	89
Net income (loss)	234
Other comprehensive income (loss)	(68)						(23)	(471)	426	(68)
Other comprehensive income (loss)	(1,560)	(1,560)
Other comprehensive income	(1,628)
Comprehensive income, attributable to owners of parent	77						(23)	(471)	426	77
Comprehensive income, attributable to non-controlling interests	(1,471)	(1,471)
Comprehensive income	(1,394)
Shareholder distributions
Common equity	(248)				(248)					(248)
Preferred equity	(84)				(84)					(84)
Non-controlling interests	(3,757)	(3,757)
Other items
Issue of equity	4,444	5,159	(48)	(20)	(647)					(715)		0
Share-based compensation	(24)	0		17	(41)					(24)
Ownership changes	385	(167)			0	526	18	(2)	10	552
Total change in period	(678)	(236)	(48)	(3)	(875)	526	(5)	(473)	436	(442)		0
Ending balance at Jun. 30, 2024	167,564	122,229	10,831	109	17,131	5,036	8,953	(2,950)	2,122	41,232		4,103
Beginning balance (Previously stated) at Mar. 31, 2024	169,030	124,450	10,833	111	17,508	4,356	8,978	(2,732)	1,423	40,477		4,103
Changes in period:
Net income attributable to shareholders	43				43					43
Non-controlling interests	(328)	(328)
Net income (loss)	(285)
Other comprehensive income (loss)	463						(19)	(217)	699	463
Other comprehensive income (loss)	(969)	(969)
Other comprehensive income	(506)
Comprehensive income, attributable to owners of parent	506						(19)	(217)	699	506
Comprehensive income, attributable to non-controlling interests	(1,297)	(1,297)
Comprehensive income	(791)
Shareholder distributions
Common equity	(124)				(124)					(124)
Preferred equity	(42)				(42)					(42)
Non-controlling interests	(1,997)	(1,997)
Other items
Issue of equity	1,275	1,519	(2)	(11)	(231)					(244)		0
Share-based compensation	(14)	0		9	(23)					(14)
Ownership changes	227	(446)				680	(6)	(1)	0	673
Total change in period	(1,466)	(2,221)	(2)	(2)	(377)	680	(25)	(218)	699	755		0
Ending balance at Jun. 30, 2024	167,564	122,229	10,831	109	17,131	5,036	8,953	(2,950)	2,122	41,232		4,103
Beginning balance (Previously stated) at Dec. 31, 2024	165,383	119,406					9,584	(3,251)	2,510	41,874		4,103
Beginning balance at Dec. 31, 2024	165,383	119,406	10,806	114	17,066	5,045				41,874	$ 17,338	4,103
Changes in period:
Net income attributable to shareholders	345				345					345
Non-controlling interests	925	925
Net income (loss)	1,270
Other comprehensive income (loss)	845						63	771	11	845
Other comprehensive income (loss)	1,751	1,751
Other comprehensive income	2,596
Comprehensive income, attributable to owners of parent	1,190						63	771	11	1,190
Comprehensive income, attributable to non-controlling interests	2,676	2,676
Comprehensive income	3,866
Shareholder distributions
Common equity	(276)				(276)					(276)
Preferred equity	(82)				(82)					(82)
Non-controlling interests	(7,830)
Other items
Issue of equity	4,068	4,851	(26)	(12)	(745)					(783)		0
Share-based compensation	(32)			28	(60)					(32)
Ownership changes	(3,452)	(4,054)			0	722	(117)	(4)	1	602
Total change in period	(3,738)	(4,357)	(26)	16	(818)	722	(54)	767	12	619		0
Ending balance at Jun. 30, 2025	161,645	115,049	10,780	130	16,248	5,767	9,530	(2,484)	2,522	42,493		4,103
Beginning balance (Previously stated) at Mar. 31, 2025	158,930	113,667	10,793	123	16,450	4,839	9,544	(2,856)	2,267	41,160		4,103
Changes in period:
Net income attributable to shareholders	272				272					272
Non-controlling interests	783	783
Net income (loss)	1,055
Other comprehensive income (loss)	683						61	368	254	683
Other comprehensive income (loss)	836	836
Other comprehensive income	1,519
Comprehensive income, attributable to owners of parent	955						61	368	254	955
Comprehensive income, attributable to non-controlling interests	1,619	1,619
Comprehensive income	2,574
Shareholder distributions
Common equity	(138)				(138)					(138)
Preferred equity	(42)				(42)					(42)
Non-controlling interests	(2,299)	(2,299)
Other items
Issue of equity	2,509	2,779	(13)	(8)	(249)					(270)		0
Share-based compensation	(30)	0		15	(45)					(30)
Ownership changes	141	(717)			0	928	(75)	4	1	858
Total change in period	2,715	1,382	(13)	7	(202)	928	(14)	372	255	1,333		0
Ending balance at Jun. 30, 2025	$ 161,645	$ 115,049	$ 10,780	$ 130	$ 16,248	$ 5,767	$ 9,530	$ (2,484)	$ 2,522	$ 42,493		$ 4,103